iShares
®
MSCI USA Size Factor ETF
Schedule of Investments
(unaudited)
October 31, 2022
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  2 .0%
Boeing Co. (The)
(a)
........................ 4,032 $ 574,600
General Dynamics Corp. .................... 2,363 590,277
HEICO Corp. ........................... 1,735 282,180
HEICO Corp. , Class A ...................... 2,939 374,135
Howmet Aerospace, Inc. .................... 16,366 581,811
Huntington Ingalls Industries, Inc. .............. 2,797 719,025
L3Harris Technologies, Inc. .................. 2,242 552,586
Lockheed Martin Corp. ..................... 1,184 576,229
Northrop Grumman Corp.
(b)
.................. 1,141 626,421
Raytheon Technologies Corp. ................ 5,534 524,734
Textron, Inc.
(b)
........................... 8,742 598,303
TransDigm Group, Inc. ..................... 983 565,972
6,566,273
a
Air Freight & Logistics  —  0 .6%
CH Robinson Worldwide, Inc. ................ 5,431 530,717
Expeditors International of Washington, Inc. ....... 5,235 512,245
FedEx Corp. ............................ 2,592 415,446
United Parcel Service, Inc. , Class B ............ 2,974 498,948
1,957,356
a
Airlines  —  0 .3%
Delta Air Lines, Inc.
(a)
...................... 13,632 462,534
Southwest Airlines Co.
(a)
.................... 12,264 445,796
908,330
a
Auto Components  —  0 .5%
Aptiv PLC
(a)
............................. 5,632 512,906
BorgWarner, Inc. ......................... 14,402 540,507
Lear Corp. ............................. 4,216 584,802
1,638,215
a
Automobiles  —  0 .8%
Ford Motor Co. .......................... 40,485 541,284
General Motors Co. ....................... 14,390 564,808
Lucid Group, Inc.
(a) (b)
....................... 27,653 395,161
Rivian Automotive, Inc. , Class A
(a) (b)
............. 18,082 632,328
Tesla, Inc.
(a)
............................. 1,978 450,074
2,583,655
a
Banks  —  2 .9%
Bank of America Corp. ..................... 14,104 508,308
Citigroup, Inc. ........................... 10,193 467,451
Citizens Financial Group, Inc. ................ 14,362 587,406
Fifth Third Bancorp ....................... 15,017 535,957
First Citizens BancShares, Inc. , Class A
(b)
........ 852 700,446
First Republic Bank ....................... 3,710 445,571
Huntington Bancshares, Inc. ................. 41,287 626,737
JPMorgan Chase & Co. .................... 4,071 512,458
KeyCorp ............................... 29,581 528,613
M&T Bank Corp. ......................... 3,255 548,044
PNC Financial Services Group, Inc. (The) ........ 3,321 537,437
Regions Financial Corp. .................... 27,078 594,362
Signature Bank .......................... 2,921 463,066
SVB Financial Group
(a)
..................... 1,222 282,233
Truist Financial Corp. ...................... 11,180 500,752
U.S. Bancorp ........................... 10,429 442,711
Webster Financial Corp. .................... 12,294 667,072
Wells Fargo & Co. ........................ 11,836 544,338
9,492,962
a
Beverages  —  1 .2%
Brown-Forman Corp. , Class B , NVS ............ 8,568 582,624
Coca-Cola Co. (The) ...................... 8,121 486,042
Security Shares Value
a
Beverages (continued)
Constellation Brands, Inc. , Class A ............. 2,221 $ 548,765
Keurig Dr Pepper, Inc. ..................... 15,160 588,814
Molson Coors Beverage Co. , Class B ........... 10,918 550,595
Monster Beverage Corp.
(a)
................... 6,006 562,882
PepsiCo, Inc. ........................... 3,039 551,822
3,871,544
a
Biotechnology  —  2 .5%
AbbVie, Inc. ............................ 3,208 469,651
Alnylam Pharmaceuticals, Inc.
(a)
............... 4,224 875,466
Amgen, Inc. ............................ 2,046 553,136
Biogen, Inc.
(a)
........................... 2,758 781,728
BioMarin Pharmaceutical, Inc.
(a)
............... 6,896 597,400
Exact Sciences Corp.
(a) (b)
.................... 10,374 360,808
Gilead Sciences, Inc. ...................... 8,068 633,015
Horizon Therapeutics PLC
(a)
................. 6,032 375,914
Incyte Corp.
(a)
........................... 7,329 544,838
Moderna, Inc.
(a) (b)
......................... 3,611 542,842
Neurocrine Biosciences, Inc.
(a)
................ 6,586 758,180
Regeneron Pharmaceuticals, Inc.
(a)
............. 782 585,523
Seagen, Inc.
(a)
........................... 3,745 476,214
Vertex Pharmaceuticals, Inc.
(a)
................ 2,015 628,680
8,183,395
a
Building Products  —  1 .7%
A O Smith Corp. ......................... 9,558 523,587
Allegion PLC ............................ 5,121 536,527
Carlisle Companies, Inc. .................... 1,894 452,287
Carrier Global Corp. ....................... 14,157 562,883
Fortune Brands Home & Security, Inc. ........... 8,410 507,291
Johnson Controls International PLC ............ 10,155 587,365
Lennox International, Inc. ................... 2,737 639,281
Masco Corp. ............................ 10,189 471,445
Owens Corning .......................... 5,957 509,979
Trane Technologies PLC .................... 4,070 649,694
5,440,339
a
Capital Markets  —  4 .8%
Ameriprise Financial, Inc. ................... 2,095 647,606
Bank of New York Mellon Corp. (The) ........... 12,182 512,984
BlackRock, Inc.
(c)
......................... 856 552,899
Blackstone, Inc. , NVS ...................... 4,900 446,586
Carlyle Group, Inc. (The) .................... 15,622 441,790
Cboe Global Markets, Inc. ................... 5,261 654,995
Charles Schwab Corp. (The) ................. 8,001 637,440
CME Group, Inc. , Class A ................... 2,691 466,350
Coinbase Global, Inc. , Class A
(a)
............... 8,124 538,215
FactSet Research Systems, Inc. ............... 1,525 648,872
Franklin Resources, Inc. .................... 21,930 514,258
Goldman Sachs Group, Inc. (The) ............. 1,643 566,030
Intercontinental Exchange, Inc. ............... 5,408 516,843
Invesco Ltd. ............................ 31,127 476,866
KKR & Co., Inc. .......................... 10,527 511,928
LPL Financial Holdings, Inc. .................. 3,162 808,365
MarketAxess Holdings, Inc. .................. 2,083 508,335
Moody's Corp. ........................... 1,837 486,566
Morgan Stanley .......................... 6,230 511,919
MSCI, Inc. , Class A ....................... 1,291 605,298
Nasdaq, Inc. ............................ 11,250 700,200
Northern Trust Corp. ....................... 5,263 443,934
Raymond James Financial, Inc. ............... 5,911 698,326
S&P Global, Inc. ......................... 1,514 486,373
SEI Investments Co. ....................... 10,197 553,697
State Street Corp. ........................ 8,118 600,732
T Rowe Price Group, Inc. ................... 4,436 470,926

Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
MSCI USA Size Factor ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Capital Markets (continued)
Tradeweb Markets, Inc. , Class A ............... 8,505 $ 468,455
15,476,788
a
Chemicals  —  2 .7%
Air Products and Chemicals, Inc. .............. 2,214 554,386
Albemarle Corp. ......................... 2,236 625,789
Celanese Corp. .......................... 3,640 349,877
CF Industries Holdings, Inc. .................. 5,361 569,660
Corteva, Inc. ............................ 8,866 579,304
Dow, Inc. .............................. 7,576 354,102
DuPont de Nemours, Inc. ................... 8,243 471,500
Eastman Chemical Co. ..................... 5,331 409,474
Ecolab, Inc. ............................ 3,323 521,944
FMC Corp. ............................. 4,500 535,050
International Flavors & Fragrances, Inc. .......... 4,110 401,177
Linde PLC ............................. 1,598 475,165
LyondellBasell Industries NV , Class A ........... 4,799 366,884
Mosaic Co. (The) ......................... 8,784 472,140
PPG Industries, Inc. ....................... 4,340 495,541
RPM International, Inc. ..................... 6,536 618,109
Sherwin-Williams Co. (The) .................. 1,982 446,009
Westlake Corp. .......................... 4,215 407,380
8,653,491
a
Commercial Services & Supplies  —  1 .1%
Cintas Corp. ............................ 1,472 629,354
Copart, Inc.
(a)
........................... 4,815 553,821
Republic Services, Inc. ..................... 4,113 545,466
Rollins, Inc. ............................. 15,843 666,674
Waste Connections, Inc. .................... 4,330 571,170
Waste Management, Inc. .................... 3,366 533,073
3,499,558
a
Communications Equipment  —  0 .9%
Arista Networks, Inc.
(a)
..................... 5,241 633,427
Cisco Systems, Inc. ....................... 11,798 535,983
F5, Inc.
(a) (b)
............................. 3,586 512,476
Juniper Networks, Inc. ..................... 19,348 592,049
Motorola Solutions, Inc. .................... 2,513 627,521
2,901,456
a
Construction & Engineering  —  0 .2%
Quanta Services, Inc. ...................... 4,793 680,798
a
Construction Materials  —  0 .3%
Martin Marietta Materials, Inc. ................ 1,663 558,735
Vulcan Materials Co. ...................... 3,356 549,377
1,108,112
a
Consumer Finance  —  0 .8%
Ally Financial, Inc. ........................ 14,230 392,179
American Express Co. ..................... 3,262 484,244
Capital One Financial Corp. .................. 4,600 487,692
Discover Financial Services .................. 5,102 532,955
Synchrony Financial ....................... 16,691 593,532
2,490,602
a
Containers & Packaging  —  1 .1%
Amcor PLC ............................. 41,820 484,276
Avery Dennison Corp. ...................... 3,268 554,089
Ball Corp. .............................. 7,718 381,192
Crown Holdings, Inc. ...................... 5,433 372,649
International Paper Co. ..................... 11,359 381,776
Packaging Corp. of America ................. 3,644 438,045
Sealed Air Corp. ......................... 9,342 444,866
Security Shares Value
a
Containers & Packaging (continued)
Westrock Co. ........................... 12,310 $ 419,279
3,476,172
a
Distributors  —  0 .5%
Genuine Parts Co. ........................ 4,096 728,515
LKQ Corp. ............................. 11,024 613,375
Pool Corp. ............................. 1,390 422,880
1,764,770
a
Diversified Financial Services  —  0 .5%
Apollo Global Management, Inc. ............... 9,829 544,134
Berkshire Hathaway, Inc. , Class B
(a)
............ 1,546 456,209
Equitable Holdings, Inc. .................... 20,008 612,645
1,612,988
a
Diversified Telecommunication Services  —  0 .5%
AT&T, Inc. .............................. 24,669 449,716
Liberty Global PLC , Class A
(a)
................ 7,713 130,041
Liberty Global PLC , Class C , NVS
(a)
............ 15,673 276,785
Lumen Technologies, Inc. ................... 48,607 357,747
Verizon Communications, Inc. ................ 10,037 375,083
1,589,372
a
Electric Utilities  —  2 .6%
Alliant Energy Corp. ....................... 9,348 487,685
American Electric Power Co., Inc. .............. 5,262 462,635
Constellation Energy Corp. .................. 9,464 894,727
Duke Energy Corp. ....................... 4,678 435,896
Edison International ....................... 8,120 487,525
Entergy Corp. ........................... 4,634 496,487
Evergy, Inc. ............................. 8,188 500,532
Eversource Energy ....................... 5,904 450,357
Exelon Corp. ............................ 11,029 425,609
FirstEnergy Corp. ........................ 12,779 481,896
NextEra Energy, Inc. ...................... 7,085 549,087
NRG Energy, Inc. ......................... 11,976 531,734
PG&E Corp.
(a)
........................... 44,177 659,563
PPL Corp. ............................. 18,429 488,184
Southern Co. (The) ....................... 6,966 456,134
Xcel Energy, Inc. ......................... 6,996 455,510
8,263,561
a
Electrical Equipment  —  1 .2%
AMETEK, Inc. ........................... 4,563 591,639
Eaton Corp. PLC ......................... 3,808 571,466
Emerson Electric Co. ...................... 6,236 540,038
Generac Holdings, Inc.
(a)
.................... 2,453 284,327
Plug Power, Inc.
(a) (b)
....................... 33,750 539,325
Rockwell Automation, Inc. ................... 2,703 690,076
Sensata Technologies Holding PLC ............ 12,715 511,270
3,728,141
a
Electronic Equipment, Instruments & Components  —  1 .7%
Amphenol Corp. , Class A ................... 7,758 588,289
Arrow Electronics, Inc.
(a)
.................... 4,566 462,353
CDW Corp. ............................. 3,321 573,902
Cognex Corp. ........................... 11,854 548,011
Corning, Inc. ............................ 15,868 510,474
Keysight Technologies, Inc.
(a)
................. 3,896 678,488
TE Connectivity Ltd. ....................... 4,274 522,411
Teledyne Technologies, Inc.
(a)
................. 1,390 553,192
Trimble, Inc.
(a)
........................... 8,378 504,021
Zebra Technologies Corp. , Class A
(a)
............ 1,678 475,243
5,416,384
a

iShares
®
MSCI USA Size Factor ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2022
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Energy Equipment & Services  —  0 .5%
Baker Hughes Co. , Class A .................. 15,140 $ 418,772
Halliburton Co. .......................... 14,679 534,609
Schlumberger Ltd. ........................ 12,652 658,284
1,611,665
a
Entertainment  —  1 .7%
Activision Blizzard, Inc. ..................... 6,630 482,664
AMC Entertainment Holdings, Inc. , Class A
(a) (b)
..... 43,024 286,540
Electronic Arts, Inc. ....................... 4,052 510,390
Liberty Media Corp.-Liberty Formula One , Class C ,
NVS
(a)
............................... 8,971 517,896
Live Nation Entertainment, Inc.
(a)
.............. 5,980 476,068
Netflix, Inc.
(a)
............................ 2,783 812,302
ROBLOX Corp. , Class A
(a) (b)
.................. 15,720 703,313
Roku, Inc. , Class A
(a) (b)
..................... 5,701 316,633
Take-Two Interactive Software, Inc.
(a)
............ 4,511 534,463
Walt Disney Co. (The)
(a)
.................... 4,782 509,474
Warner Bros Discovery, Inc. , Series A
(a) (b)
......... 30,034 390,442
5,540,185
a
Equity Real Estate Investment Trusts (REITs)  —  5 .4%
Alexandria Real Estate Equities, Inc. ............ 3,390 492,567
American Homes 4 Rent , Class A .............. 15,169 484,498
American Tower Corp. ..................... 2,165 448,566
AvalonBay Communities, Inc. ................ 2,668 467,220
Boston Properties, Inc. ..................... 5,185 376,950
Camden Property Trust ..................... 3,957 457,231
Crown Castle, Inc. ........................ 2,874 382,989
Digital Realty Trust, Inc. .................... 4,133 414,333
Equinix, Inc. ............................ 816 462,215
Equity LifeStyle Properties, Inc. ............... 7,821 500,231
Equity Residential ........................ 7,258 457,399
Essex Property Trust, Inc. ................... 1,924 427,590
Extra Space Storage, Inc. ................... 3,170 562,485
Gaming and Leisure Properties, Inc. ............ 11,397 571,218
Healthcare Realty Trust, Inc. , Class A ........... 18,980 385,863
Healthpeak Properties, Inc. .................. 18,559 440,405
Host Hotels & Resorts, Inc. .................. 28,181 532,057
Invitation Homes, Inc. ...................... 15,061 477,283
Iron Mountain, Inc. ........................ 11,238 562,687
Kimco Realty Corp. ....................... 24,281 519,128
Medical Properties Trust, Inc. ................. 30,483 349,030
Mid-America Apartment Communities, Inc. ........ 3,114 490,299
Prologis, Inc. ............................ 9,270 1,026,653
Public Storage ........................... 1,674 518,522
Realty Income Corp. ....................... 7,815 486,640
Regency Centers Corp. .................... 8,616 521,354
SBA Communications Corp. , Class A ............ 1,657 447,224
Simon Property Group, Inc. .................. 4,782 521,142
Sun Communities, Inc. ..................... 3,531 476,155
UDR, Inc. .............................. 11,821 470,003
Ventas, Inc. ............................ 9,514 372,283
VICI Properties, Inc. ....................... 18,149 581,131
Vornado Realty Trust ...................... 16,986 400,700
Welltower, Inc. ........................... 6,011 366,912
Weyerhaeuser Co. ........................ 14,075 435,340
WP Carey, Inc. .......................... 6,721 512,812
17,399,115
a
Food & Staples Retailing  —  0 .8%
Costco Wholesale Corp. .................... 1,167 585,250
Kroger Co. (The) ......................... 10,989 519,670
Sysco Corp. ............................ 6,629 573,806
Walgreens Boots Alliance, Inc. ................ 12,989 474,099
Security Shares Value
a
Food & Staples Retailing (continued)
Walmart, Inc. ............................ 4,057 $ 577,433
2,730,258
a
Food Products  —  2 .3%
Archer-Daniels-Midland Co. .................. 6,213 602,537
Bunge Ltd. ............................. 4,944 487,973
Campbell Soup Co. ....................... 11,906 629,946
Conagra Brands, Inc. ...................... 17,167 630,029
General Mills, Inc. ........................ 7,914 645,624
Hershey Co. (The) ........................ 2,554 609,819
Hormel Foods Corp. ....................... 11,170 518,846
JM Smucker Co. (The) ..................... 4,352 655,672
Kellogg Co. ............................. 7,886 605,803
Kraft Heinz Co. (The) ...................... 13,510 519,730
McCormick & Co., Inc. , NVS ................. 5,991 471,132
Mondelez International, Inc. , Class A ............ 8,331 512,190
Tyson Foods, Inc. , Class A .................. 6,308 431,152
7,320,453
a
Gas Utilities  —  0 .3%
Atmos Energy Corp. ....................... 4,907 522,841
UGI Corp. .............................. 14,001 494,655
1,017,496
a
Health Care Equipment & Supplies  —  3 .5%
Abbott Laboratories ....................... 4,358 431,180
ABIOMED, Inc.
(a)
......................... 2,325 586,086
Align Technology, Inc.
(a)
..................... 1,973 383,354
Baxter International, Inc. .................... 7,267 394,961
Becton Dickinson and Co. ................... 2,040 481,379
Boston Scientific Corp.
(a)
.................... 13,094 564,482
Cooper Companies, Inc. (The)
(b)
............... 1,603 438,244
Dentsply Sirona, Inc. ...................... 15,034 463,348
Dexcom, Inc.
(a)
.......................... 6,719 811,521
Edwards Lifesciences Corp.
(a)
................ 5,485 397,279
Hologic, Inc.
(a)
........................... 6,925 469,515
IDEXX Laboratories, Inc.
(a)
................... 1,455 523,334
Insulet Corp.
(a)
........................... 2,823 730,621
Intuitive Surgical, Inc.
(a)
..................... 2,343 577,479
Masimo Corp.
(a)
.......................... 3,983 524,163
Medtronic PLC .......................... 4,864 424,822
Novocure Ltd.
(a) (b)
......................... 7,602 537,157
ResMed, Inc. ........................... 2,690 601,726
STERIS PLC ............................ 2,411 416,090
Stryker Corp. ........................... 2,211 506,850
Teleflex, Inc. ............................ 1,907 409,166
Zimmer Biomet Holdings, Inc. ................ 4,582 519,370
11,192,127
a
Health Care Providers & Services  —  2 .8%
AmerisourceBergen Corp. ................... 3,547 557,659
Cardinal Health, Inc. ....................... 9,799 743,744
Centene Corp.
(a)
......................... 6,301 536,404
Cigna Corp. ............................ 1,980 639,659
CVS Health Corp. ........................ 5,385 509,959
DaVita, Inc.
(a)
............................ 5,932 433,095
Elevance Health, Inc. ...................... 1,049 573,562
HCA Healthcare, Inc. ...................... 2,536 551,504
Henry Schein, Inc.
(a)
....................... 6,690 457,997
Humana, Inc. ........................... 1,201 670,254
Laboratory Corp. of America Holdings ........... 2,181 483,877
McKesson Corp. ......................... 1,634 636,231
Molina Healthcare, Inc.
(a) (b)
................... 1,751 628,364
Quest Diagnostics, Inc. ..................... 3,882 557,649
UnitedHealth Group, Inc. .................... 999 554,595

Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
MSCI USA Size Factor ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Health Care Providers & Services (continued)
Universal Health Services, Inc. , Class B ......... 4,703 $ 544,937
9,079,490
a
Health Care Technology  —  0 .3%
Teladoc Health, Inc.
(a)
...................... 17,439 516,892
Veeva Systems, Inc. , Class A
(a)
............... 3,287 552,019
1,068,911
a
Hotels, Restaurants & Leisure  —  3 .2%
Airbnb, Inc. , Class A
(a)
...................... 4,495 480,560
Aramark ............................... 17,349 633,239
Booking Holdings, Inc.
(a)
.................... 243 454,284
Caesars Entertainment, Inc.
(a)
................ 11,427 499,703
Carnival Corp.
(a) (b)
......................... 40,520 367,111
Chipotle Mexican Grill, Inc.
(a)
................. 415 621,807
Darden Restaurants, Inc. ................... 4,672 668,750
Domino's Pizza, Inc. ....................... 1,638 544,209
Expedia Group, Inc.
(a)
...................... 4,283 400,332
Hilton Worldwide Holdings, Inc. ............... 3,998 540,769
Las Vegas Sands Corp.
(a)
................... 16,034 609,452
Marriott International, Inc. , Class A ............. 3,313 530,444
McDonald's Corp. ........................ 2,160 588,946
MGM Resorts International .................. 16,271 578,759
Royal Caribbean Cruises Ltd.
(a)
............... 9,514 507,857
Starbucks Corp. .......................... 7,073 612,451
Vail Resorts, Inc. ......................... 2,389 523,502
Wynn Resorts Ltd.
(a)
....................... 8,970 573,183
Yum! Brands, Inc. ........................ 4,818 569,729
10,305,087
a
Household Durables  —  1 .2%
DR Horton, Inc. .......................... 8,067 620,191
Garmin Ltd. ............................. 5,365 472,335
Lennar Corp. , Class A ...................... 7,402 597,341
Mohawk Industries, Inc.
(a)
................... 4,024 381,274
Newell Brands, Inc. ....................... 28,451 392,908
NVR, Inc.
(a)
............................. 132 559,383
PulteGroup, Inc. ......................... 13,317 532,547
Whirlpool Corp. .......................... 3,237 447,483
4,003,462
a
Household Products  —  0 .8%
Church & Dwight Co., Inc. ................... 6,103 452,415
Clorox Co. (The) ......................... 3,931 574,083
Colgate-Palmolive Co. ..................... 6,857 506,321
Kimberly-Clark Corp. ...................... 4,035 502,196
Procter & Gamble Co. (The) ................. 3,410 459,225
2,494,240
a
Independent Power and Renewable Electricity Producers  —  0 .4%
AES Corp. (The) ......................... 26,517 693,685
Vistra Corp. ............................ 21,161 486,068
1,179,753
a
Industrial Conglomerates  —  0 .5%
3M Co. ................................ 3,371 424,038
General Electric Co. ....................... 6,728 523,506
Honeywell International, Inc. ................. 2,596 529,636
1,477,180
a
Insurance  —  4 .9%
Aflac, Inc. .............................. 9,472 616,722
Allstate Corp. (The) ....................... 4,191 529,114
American Financial Group, Inc. ............... 4,200 609,462
American International Group, Inc. ............. 8,999 512,943
Aon PLC , Class A ........................ 1,936 544,965
Security Shares Value
a
Insurance (continued)
Arch Capital Group Ltd.
(a)
................... 12,054 $ 693,105
Arthur J Gallagher & Co. .................... 3,408 637,569
Assurant, Inc. ........................... 3,059 415,596
Brown & Brown, Inc. ....................... 10,011 588,547
Chubb Ltd.
(b)
............................ 2,493 535,721
Cincinnati Financial Corp. ................... 4,401 454,711
Erie Indemnity Co. , Class A , NVS .............. 3,451 886,942
Everest Re Group Ltd. ..................... 2,002 645,965
Fidelity National Financial, Inc. ................ 13,685 538,915
Globe Life, Inc. .......................... 5,939 686,073
Hartford Financial Services Group, Inc. (The) ...... 7,964 576,673
Lincoln National Corp. ..................... 10,590 570,483
Loews Corp. ............................ 8,668 494,249
Markel Corp.
(a)
........................... 399 481,234
Marsh & McLennan Companies, Inc. ............ 3,362 542,929
MetLife, Inc. ............................ 8,320 609,107
Principal Financial Group, Inc.
(b)
............... 7,766 684,418
Progressive Corp. (The) .................... 4,661 598,472
Prudential Financial, Inc. .................... 5,254 552,668
Travelers Companies, Inc. (The) ............... 3,090 569,981
W R Berkley Corp. ........................ 8,212 610,809
Willis Towers Watson PLC ................... 2,676 583,930
15,771,303
a
Interactive Media & Services  —  0 .8%
Alphabet, Inc. , Class A
(a)
.................... 2,135 201,779
Alphabet, Inc. , Class C , NVS
(a)
................ 1,995 188,846
IAC, Inc.
(a)
.............................. 6,963 338,959
Match Group, Inc.
(a)
....................... 7,143 308,578
Meta Platforms, Inc. , Class A
(a)
................ 2,466 229,732
Pinterest, Inc. , Class A
(a)
.................... 23,657 581,962
Snap, Inc. , Class A , NVS
(a)
.................. 22,544 223,411
ZoomInfo Technologies, Inc.
(a)
................ 13,622 606,588
2,679,855
a
Internet & Direct Marketing Retail  —  1 .2%
Amazon.com, Inc.
(a)
....................... 4,318 442,336
Chewy, Inc. , Class A
(a) (b)
.................... 22,272 862,595
DoorDash, Inc. , Class A
(a)
................... 8,049 350,373
eBay, Inc. .............................. 11,966 476,726
Etsy, Inc.
(a)
............................. 7,020 659,248
MercadoLibre, Inc.
(a) (b)
...................... 657 592,364
Wayfair, Inc. , Class A
(a) (b)
.................... 11,546 437,824
3,821,466
a
IT Services  —  4 .4%
Accenture PLC , Class A .................... 1,804 512,156
Affirm Holdings, Inc. , Class A
(a) (b)
............... 21,992 441,379
Akamai Technologies, Inc.
(a) (b)
................. 5,545 489,790
Automatic Data Processing, Inc. ............... 2,467 596,274
Block, Inc. , Class A
(a)
...................... 5,994 360,060
Broadridge Financial Solutions, Inc. ............ 3,951 592,887
Cloudflare, Inc. , Class A
(a)
................... 9,370 527,718
Cognizant Technology Solutions Corp. , Class A ..... 7,489 466,190
EPAM Systems, Inc.
(a)
...................... 1,663 582,050
Fidelity National Information Services, Inc. ........ 5,318 441,341
Fiserv, Inc.
(a)
............................ 5,463 561,269
FleetCor Technologies, Inc.
(a)
................. 2,397 446,130
Gartner, Inc.
(a)
........................... 2,169 654,865
Global Payments, Inc. ..................... 4,386 501,144
GoDaddy, Inc. , Class A
(a) (b)
................... 7,792 626,477
International Business Machines Corp. .......... 3,873 535,597
Jack Henry & Associates, Inc. ................ 3,090 615,095
Mastercard, Inc. , Class A .................... 1,457 478,158
MongoDB, Inc. , Class A
(a)
................... 2,229 407,974

iShares
®
MSCI USA Size Factor ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2022
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
IT Services (continued)
Okta, Inc. , Class A
(a)
....................... 6,652 $ 373,310
Paychex, Inc. ........................... 4,519 534,643
PayPal Holdings, Inc.
(a)
..................... 6,242 521,706
Snowflake, Inc. , Class A
(a)
................... 3,566 571,630
SS&C Technologies Holdings, Inc. ............. 9,110 468,436
Twilio, Inc. , Class A
(a)
...................... 5,339 397,061
VeriSign, Inc.
(a)
.......................... 3,313 664,124
Visa, Inc. , Class A ........................ 2,422 501,742
Western Union Co. (The) ................... 33,336 450,369
14,319,575
a
Leisure Products  —  0 .1%
Hasbro, Inc. ............................ 6,349 414,272
a
Life Sciences Tools & Services  —  1 .9%
Agilent Technologies, Inc. ................... 4,304 595,458
Avantor, Inc.
(a)
........................... 17,474 352,451
Bio-Rad Laboratories, Inc. , Class A
(a)
............ 1,048 368,592
Bio-Techne Corp. ......................... 1,497 443,501
Charles River Laboratories International, Inc.
(a)
..... 2,385 506,216
Danaher Corp. .......................... 1,978 497,803
Illumina, Inc.
(a)
........................... 2,185 499,972
IQVIA Holdings, Inc.
(a)
...................... 2,607 546,610
Mettler-Toledo International, Inc.
(a)
............. 437 552,775
PerkinElmer, Inc. ......................... 3,779 504,799
Thermo Fisher Scientific, Inc. ................. 889 456,919
Waters Corp.
(a)
.......................... 1,668 499,016
West Pharmaceutical Services, Inc. ............ 1,784 410,498
6,234,610
a
Machinery  —  3 .0%
Caterpillar, Inc. .......................... 2,440 528,162
Cummins, Inc. ........................... 2,634 644,039
Deere & Co. ............................ 1,383 547,419
Dover Corp. ............................ 4,182 546,546
Fortive Corp. ............................ 9,214 588,775
IDEX Corp. ............................. 2,988 664,262
Illinois Tool Works, Inc. ..................... 2,569 548,559
Ingersoll Rand, Inc. ....................... 12,236 617,918
Nordson Corp. ........................... 2,676 602,100
Otis Worldwide Corp. ...................... 7,328 517,650
PACCAR, Inc. ........................... 6,527 632,009
Parker-Hannifin Corp. ...................... 2,011 584,437
Pentair PLC ............................ 11,623 499,208
Snap-on, Inc. ........................... 2,568 570,224
Stanley Black & Decker, Inc. ................. 4,677 367,098
Westinghouse Air Brake Technologies Corp. ....... 6,260 583,933
Xylem, Inc. ............................. 6,680 684,232
9,726,571
a
Media  —  1 .9%
Cable One, Inc. .......................... 476 409,089
Charter Communications, Inc. , Class A
(a)
......... 1,076 395,559
Comcast Corp. , Class A .................... 11,759 373,231
DISH Network Corp. , Class A
(a)
............... 27,030 403,017
Fox Corp. , Class A , NVS .................... 11,294 326,057
Fox Corp. , Class B ........................ 5,274 143,453
Interpublic Group of Companies, Inc. (The) ....... 17,952 534,790
Liberty Broadband Corp. , Class C , NVS
(a)
........ 4,588 387,365
Liberty Media Corp.-Liberty SiriusXM , Class A
(a)
.... 4,240 179,945
Liberty Media Corp.-Liberty SiriusXM , Class C , NVS
(a)
9,393 396,291
News Corp. , Class A , NVS .................. 31,763 535,842
Omnicom Group, Inc. ...................... 7,270 528,892
Paramount Global , Class B , NVS .............. 16,803 307,831
Sirius XM Holdings, Inc.
(b)
................... 87,896 530,892
Security Shares Value
a
Media (continued)
Trade Desk, Inc. (The) , Class A
(a)
.............. 9,961 $ 530,324
5,982,578
a
Metals & Mining  —  0 .8%
Alcoa Corp. ............................. 8,947 349,201
Cleveland-Cliffs, Inc.
(a)
..................... 25,725 334,168
Freeport-McMoRan, Inc. .................... 14,150 448,413
Newmont Corp. .......................... 7,808 330,435
Nucor Corp. ............................ 4,392 577,021
Steel Dynamics, Inc. ....................... 7,227 679,699
2,718,937
a
Mortgage Real Estate Investment  —  0 .1%
Annaly Capital Management, Inc. .............. 22,211 412,014
a
Multiline Retail  —  0 .6%
Dollar General Corp. ...................... 2,585 659,304
Dollar Tree, Inc.
(a)
......................... 3,916 620,686
Target Corp. ............................ 3,330 546,953
1,826,943
a
Multi-Utilities  —  1 .4%
Ameren Corp. ........................... 5,799 472,734
CenterPoint Energy, Inc. .................... 17,645 504,823
CMS Energy Corp. ........................ 7,811 445,618
Consolidated Edison, Inc. ................... 5,573 490,201
Dominion Energy, Inc. ...................... 6,259 437,942
DTE Energy Co. ......................... 4,136 463,687
NiSource, Inc. ........................... 18,197 467,481
Public Service Enterprise Group, Inc. ........... 7,807 437,739
Sempra Energy .......................... 3,207 484,065
WEC Energy Group, Inc. .................... 5,148 470,167
4,674,457
a
Oil, Gas & Consumable Fuels  —  4 .0%
APA Corp. ............................. 13,411 609,664
Cheniere Energy, Inc. ...................... 4,059 716,048
Chevron Corp. ........................... 2,901 524,791
ConocoPhillips .......................... 4,777 602,332
Coterra Energy, Inc. ....................... 17,589 547,546
Devon Energy Corp. ....................... 7,503 580,357
Diamondback Energy, Inc. ................... 4,140 650,435
EOG Resources, Inc. ...................... 4,211 574,886
EQT Corp. ............................. 13,484 564,171
Exxon Mobil Corp. ........................ 5,269 583,858
Hess Corp. ............................. 4,641 654,752
Kinder Morgan, Inc. , Class P ................. 27,493 498,173
Marathon Oil Corp. ........................ 20,090 611,740
Marathon Petroleum Corp. .................. 5,403 613,889
Occidental Petroleum Corp. .................. 8,070 585,882
ONEOK, Inc. ............................ 8,420 499,474
Phillips 66 .............................. 5,474 570,883
Pioneer Natural Resources Co. ............... 1,936 496,410
Targa Resources Corp. ..................... 7,903 540,328
Texas Pacific Land Corp. .................... 346 797,139
Valero Energy Corp. ....................... 4,161 522,414
Williams Companies, Inc. (The) ............... 14,952 489,379
12,834,551
a
Personal Products  —  0 .1%
Estee Lauder Companies, Inc. (The) , Class A ...... 2,164 433,860
a
Pharmaceuticals  —  1 .7%
Bristol-Myers Squibb Co. .................... 6,525 505,492
Catalent, Inc.
(a)
.......................... 5,460 358,886
Elanco Animal Health, Inc.
(a)
.................. 23,910 315,373

Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
MSCI USA Size Factor ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Pharmaceuticals (continued)
Eli Lilly & Co. ........................... 1,694 $ 613,380
Jazz Pharmaceuticals PLC
(a)
................. 3,734 536,912
Johnson & Johnson ....................... 2,742 477,026
Merck & Co., Inc. ......................... 5,315 537,878
Pfizer, Inc. ............................. 9,596 446,694
Royalty Pharma PLC , Class A ................ 13,630 576,822
Viatris, Inc. ............................. 46,980 475,907
Zoetis, Inc. , Class A ....................... 3,226 486,416
5,330,786
a
Professional Services  —  1 .5%
Booz Allen Hamilton Holding Corp. , Class A ....... 6,877 748,561
Clarivate PLC
(a)
.......................... 38,300 395,639
CoStar Group, Inc.
(a)
....................... 9,490 785,013
Equifax, Inc. ............................ 2,808 476,068
Jacobs Solutions, Inc. ...................... 4,064 468,254
Leidos Holdings, Inc. ...................... 5,396 548,180
Robert Half International, Inc. ................. 6,260 478,640
TransUnion ............................. 6,762 400,784
Verisk Analytics, Inc. ....................... 3,171 579,754
4,880,893
a
Real Estate Management & Development  —  0 .3%
CBRE Group, Inc. , Class A
(a)
................. 6,685 474,234
Zillow Group, Inc. , Class C , NVS
(a) (b)
............ 12,862 396,921
871,155
a
Road & Rail  —  1 .5%
AMERCO .............................. 1,091 627,532
CSX Corp. ............................. 16,573 481,612
JB Hunt Transport Services, Inc. .............. 3,385 579,072
Knight-Swift Transportation Holdings, Inc. , Class A .. 12,576 604,025
Lyft, Inc. , Class A
(a) (b)
....................... 29,456 431,236
Norfolk Southern Corp. ..................... 2,266 516,807
Old Dominion Freight Line, Inc. ............... 2,232 612,907
Uber Technologies, Inc.
(a)
................... 22,493 597,639
Union Pacific Corp. ....................... 2,309 455,196
4,906,026
a
Semiconductors & Semiconductor Equipment  —  3 .1%
Advanced Micro Devices, Inc.
(a)
............... 5,157 309,729
Analog Devices, Inc. ....................... 3,150 449,253
Applied Materials, Inc. ..................... 4,576 404,015
Broadcom, Inc. .......................... 894 420,287
Enphase Energy, Inc.
(a)
..................... 3,256 999,592
Entegris, Inc. ............................ 5,198 412,409
Intel Corp. ............................. 11,821 336,071
KLA Corp. .............................. 1,536 486,067
Lam Research Corp. ...................... 1,089 440,805
Marvell Technology, Inc. .................... 9,623 381,841
Microchip Technology, Inc. ................... 7,973 492,253
Micron Technology, Inc. ..................... 7,366 398,501
Monolithic Power Systems, Inc. ............... 1,300 441,285
NVIDIA Corp. ........................... 2,799 377,781
NXP Semiconductors NV ................... 2,968 433,566
ON Semiconductor Corp.
(a)
.................. 9,540 586,042
Qorvo, Inc.
(a)
............................ 5,279 454,416
QUALCOMM, Inc. ........................ 3,820 449,461
Skyworks Solutions, Inc. .................... 5,373 462,132
SolarEdge Technologies, Inc.
(a)
................ 2,184 502,386
Teradyne, Inc. ........................... 5,328 433,433
Texas Instruments, Inc. ..................... 2,963 475,947
10,147,272
a
Security Shares Value
a
Software  —  6 .4%
Adobe, Inc.
(a)
............................ 1,253 $ 399,081
ANSYS, Inc.
(a)
........................... 2,173 480,581
AppLovin Corp. , Class A
(a)
................... 13,833 234,608
Autodesk, Inc.
(a)
.......................... 2,705 579,682
Bentley Systems, Inc. , Class B ................ 17,303 610,450
Bill.com Holdings, Inc.
(a) (b)
................... 4,854 647,329
Black Knight, Inc.
(a)
........................ 7,721 466,889
Cadence Design Systems, Inc.
(a)
.............. 3,651 552,725
Ceridian HCM Holding, Inc.
(a)
................. 10,057 665,673
Coupa Software, Inc.
(a)
..................... 8,015 426,638
Crowdstrike Holdings, Inc. , Class A
(a)
............ 3,717 599,180
Datadog, Inc. , Class A
(a)
.................... 5,522 444,576
DocuSign, Inc.
(a)
......................... 7,023 339,211
Dropbox, Inc. , Class A
(a)
.................... 27,691 602,279
Dynatrace, Inc.
(a)
......................... 15,094 531,913
Fair Isaac Corp.
(a)
......................... 1,467 702,458
Fortinet, Inc.
(a)
........................... 9,502 543,134
Guidewire Software, Inc.
(a)
................... 7,349 436,604
HubSpot, Inc.
(a) (b)
......................... 1,613 478,351
Intuit, Inc. .............................. 1,397 597,218
Microsoft Corp. .......................... 1,795 416,673
NortonLifeLock, Inc. ....................... 23,088 520,173
Oracle Corp. ............................ 7,377 575,922
Palantir Technologies, Inc. , Class A
(a) (b)
.......... 65,562 576,290
Palo Alto Networks, Inc.
(a) (b)
.................. 3,599 617,552
Paycom Software, Inc.
(a)
.................... 2,017 697,882
PTC, Inc.
(a)
............................. 5,030 592,685
RingCentral, Inc. , Class A
(a)
.................. 8,751 310,836
Roper Technologies, Inc. .................... 1,266 524,808
Salesforce, Inc.
(a)
......................... 3,194 519,313
ServiceNow, Inc.
(a)
........................ 1,195 502,784
Splunk, Inc.
(a)
........................... 5,640 468,740
Synopsys, Inc.
(a)
......................... 1,746 510,792
Tyler Technologies, Inc.
(a)
................... 1,615 522,178
Unity Software, Inc.
(a) (b)
..................... 13,307 392,557
VMware, Inc. , Class A ...................... 5,531 622,403
Workday, Inc. , Class A
(a)
.................... 3,185 496,287
Zendesk, Inc.
(a)
.......................... 5,605 429,847
Zoom Video Communications, Inc. , Class A
(a)
...... 5,881 490,711
Zscaler, Inc.
(a)
........................... 4,101 631,964
20,758,977
a
Specialty Retail  —  2 .2%
Advance Auto Parts, Inc. .................... 2,816 534,815
AutoZone, Inc.
(a)
......................... 278 704,141
Bath & Body Works, Inc. .................... 13,870 462,981
Best Buy Co., Inc. ........................ 7,391 505,618
Burlington Stores, Inc.
(a) (b)
................... 3,119 445,892
CarMax, Inc.
(a) (b)
.......................... 6,038 380,454
Home Depot, Inc. (The) .................... 1,685 498,979
Lowe's Companies, Inc. .................... 2,667 519,932
O'Reilly Automotive, Inc.
(a)
................... 872 730,012
Ross Stores, Inc. ......................... 5,707 546,103
TJX Companies, Inc. (The) .................. 8,345 601,674
Tractor Supply Co. ........................ 2,936 645,245
Ulta Beauty, Inc.
(a)
........................ 1,538 644,991
7,220,837
a
Technology Hardware, Storage & Peripherals  —  1 .0%
Apple, Inc. ............................. 3,282 503,262
Dell Technologies, Inc. , Class C ............... 12,867 494,093
Hewlett Packard Enterprise Co. ............... 35,871 511,879
HP, Inc. ............................... 14,725 406,705
NetApp, Inc. ............................ 7,993 553,675
Seagate Technology Holdings PLC ............. 6,528 324,180

iShares
®
MSCI USA Size Factor ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2022
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp.
(a)
..................... 9,279 $ 318,919
3,112,713
a
Textiles, Apparel & Luxury Goods  —  0 .4%
Lululemon Athletica, Inc.
(a)
................... 1,945 639,983
Nike, Inc. , Class B ........................ 4,656 431,518
VF Corp. .............................. 12,194 344,480
1,415,981
a
Tobacco  —  0 .3%
Altria Group, Inc. ......................... 9,908 458,443
Philip Morris International, Inc. ................ 4,936 453,372
911,815
a
Trading Companies & Distributors  —  0 .6%
Fastenal Co. ............................ 10,350 500,216
United Rentals, Inc.
(a)
...................... 1,985 626,684
WW Grainger, Inc. ........................ 1,148 670,834
1,797,734
a
Water Utilities  —  0 .3%
American Water Works Co., Inc. ............... 3,687 535,869
Essential Utilities, Inc. ...................... 12,114 535,681
1,071,550
a
Wireless Telecommunication Services  —  0 .2%
T-Mobile U.S., Inc.
(a) (b)
...................... 3,943 597,601
a
Total Common Stocks — 99.8%
(Cost: $ 373,975,977 ) ................................ 322,598,016
Security Shares Value
a
Preferred Stocks
Entertainment  —  0 .0%
AMC Entertainment Holdings, Inc. , Preferred Equity
Unit Series A
(a)
......................... 43,024 $ 88,199
a
Total Preferred Stocks — 0.0%
(Cost: $ 439,804 ) ................................... 88,199
Total Long-Term Investments — 99.8%
(Cost: $ 374,415,781 ) ................................ 322,686,215
a
Short-Term Securities
Money Market Funds  —  5 .2%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.29%
(c) (d) (e)
...................... 14,968,799 14,965,806
BlackRock Cash Funds: Treasury, SL Agency Shares ,
2.97%
(c) (d)
............................ 1,627,314 1,627,314
a
Total Short-Term Securities — 5.2%
(Cost: $ 16,589,433 ) ................................. 16,593,120
Total Investments — 105.0%
(Cost: $ 391,005,214 ) ................................ 339,279,335
Liabilities in Excess of Other Assets — ( 5 .0 ) % ............... (16,125,689)
Net Assets — 100.0% ................................. $ 323,153,646
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/22
  Shares
Held at
10/31/22 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 21,388,783  $ —  $ (6,421,889)
(a)
$ 2,452  $ (3,540) $ 14,965,806  14,968,799  $ 45,301
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 450,149  1,177,165
(a)
—  —  —  1,627,314  1,627,314  4,192  —
BlackRock, Inc. .. 578,841  20,953  (27,511) (1,100) (18,284) 552,899  856  4,221  —
$ 1,352  $ (21,824)
$ 17,146,019
$ 53,714  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
MSCI USA Size Factor ETF

Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index .......................................................... 2 12/16/22 $ 65 $ 2,361
Russell 2000 E-Mini Index ................................................................ 2 12/16/22 185 12,161
S&P 500 E-Mini Index ................................................................... 1 12/16/22 194 8,853
$ 23,375
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 322,598,016 $ — $ — $ 322,598,016
Preferred Stocks ......................................... 88,199 — — 88,199
Short-Term Securities
Money Market Funds ...................................... 16,593,120 — — 16,593,120
$ 339,279,335 $ — $ — $ 339,279,335
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 23,375 $ — $ — $ 23,375
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares